Accounts receivable, net - Schedule of Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, gross	€ 3,032.5	€ 1,313.1
Allowance for credit losses	(4.5)	(2.8)
Accounts receivable, net	€ 3,028.0	€ 1,310.3